Fees Summary	May 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 162,150,000.00
Previously Paid Amount	10,481.79
Total Fee Amount	22,392.91
Total Offset Amount	0.00
Net Fee	$ 11,911.12
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A